Document and Entity Information	Apr. 29, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	PERRIGO Co plc
Entity Tax Identification Number	00-0000000
Amendment Flag	true
Entity Central Index Key	0001585364
Document Type	8-K/A
Document Period End Date	Apr. 29, 2022
Entity File Number	001-36353
Entity Incorporation State Country Code	L2
Entity Address, Address Line One	The Sharp Building
Entity Address, Address Line Two	Hogan Place
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 TY74
City Area Code	353 1
Local Phone Number	7094000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) is filed to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission by the Company on May 2, 2022 to include the historical financial statements of HRA Pharma and certain pro forma financial information required by Item 9.01 (a) and (b) of Form 8-K.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary shares, €0.001 par value
Trading Symbol	PRGO
Security Exchange Name	NYSE
M 4.000 Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Notes due 2023
Trading Symbol	PRGO23
Security Exchange Name	NYSE
M 3.900 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.900% Notes due 2024
Trading Symbol	PRGO24
Security Exchange Name	NYSE
M 4.375 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.375% Notes due 2026
Trading Symbol	PRGO26
Security Exchange Name	NYSE
M 3.150 Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.15% Notes due 2030
Trading Symbol	PRGO30
Security Exchange Name	NYSE
M 5.300 Notes Due 2043 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.300% Notes due 2043
Trading Symbol	PRGO43
Security Exchange Name	NYSE
M 4.900 Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.900% Notes due 2044
Trading Symbol	PRGO44
Security Exchange Name	NYSE